CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

NOTE 11: CONVERTIBLE NOTES PAYABLE

The following table summarizes convertible note payable of related party as of March 31, 2023 and December 31, 2022 respectively:

	March 31,	December 31,
	2023	2022
Convertible note payable, due on November 1, 2026, interest at 3.5% p.a.	$4,000,000	$4,000,000
Accrued interest	35,000	261,537
Convertible note payable, net	$4,035,000	$4,261,537

On January 23, 2023, Creditor agreed to waive and forfeit all interest accrued on the MMI Note through December 31, 2022, in the aggregate amount of $261,537, and to waive all prior defaults on the MMI Note through the Effective Date. Interest shall accrue on the MMI Note at the original rate of 3.5% per annum through June 30, 2023, and be payable on that date. Thereafter interest will be payable on a monthly basis beginning on August 1, 2023. In addition, the Conversion Price for the MMI Note is hereby reduced from $0.25 to $0.075. This Agreement serves to modify and amend the MMI Note as set forth herein, in all other respects the terms of the MMI Note remain in full force and effect. The Company determined that the debt modification including conversion feature added resulted in a debt extinguishment due to the change in the fair values exceeding 10% of the debt carrying value. As a result of the debt modification the company recorded a gain on Extinguishment of debt in the amount of $261,537.

For the three months ended March 31, 2023 and 2022, interest expense was $35,000 and $35,000, respectively.

As of March 31, 2023 and December 31, 2022, the balance of secured convertible note was $4,035,000 and $4,261,537 which included $35,000 and $261,537 accrued interest, respectively.

The following table summarizes convertible note payable as of March 31, 2023 and December 31, 2022 respectively:

	March 31,	December 31,
	2023	2022
Convertible note payable, due on October 1, 2029, interest at 3.5% p.a. (1)	$484,478	$484,478
Convertible Note Payable, due on January 27,2032 interest at 3% p.a. (4)	367,931	367,931
Convertible note payable, due on October 1, 2029, interest at 3.5% p.a. (2)	500,000	500,000
Convertible note payable, due on February 10, 2032, interest at 3.0% p. a. (5)	800,000	1,150,000
Convertible note payable, due on December 31, 2034, interest at 3% p.a. (3)	190,000	190,000
Accrued interest (The accrued interest and principal are both included in the captions titled “convertible note payable” in the balance sheet)	18,903	274,442
Total	2,361,312	2,966,851
Less: unamortized debt discount/finance premium costs	(1,061,770)	(1,583,435)
Convertible note payable, net	$1,299,542	$1,383,416

(1) On September 16, 2016, we entered into a convertible note purchase agreement (the “Convertible Note Purchase Agreement” or “Agreement”) with a third-party investor. Under the terms of the Convertible Note Purchase Agreement the investor may acquire up to $5,000,000 of convertible notes from the Company. With various closings, under terms acceptable to the Company and the investor as of the time of each closing. Pursuant to the Agreement, on September 16, 2016 the investor provided the Company with $850,000 secured convertible note financing pursuant to four (4) Secured Convertible Promissory Notes (the “Notes”). Each of the Notes matures on October 1, 2029, and pay 3.5% compounded interest paid bi-annually. The Note are secured by the assets of the Company, may not be pre-paid without the consent of the holder, and are convertible at the option of the holder into shares of the Company common stock at a conversion price equal to $0.2201 per share.

As of March 31, 2023 and December 31, 2022 respectively, the balance of secured convertible notes was $488,811 and $590,945, which included $4,333 and $106,467 accrued interest, respectively. See below for debt modification treatment.

(2) On October 20, 2016, a third-party investor provided the Company with $1,000,000 secured convertible note financing pursuant to three (3) Secured Convertible Promissory Notes (the “Notes”). Each of the Notes mature on October 1, 2029 and pay 3.5% compounded interest paid bi-annually. The Notes are secured by the assets of the Company, may not be pre-paid without the consent of the holder, and are convertible at the option of the holder into shares of the Company’s common stock at a fixed conversion price equal of $0.2201 per share. The investor paid cash of $500,000 for one of the Notes and issued to the Company two (2) secured promissory notes of $250,000 each for two (2) Convertible Notes of $250,000 each. The two secured promissory notes issued by the investor (totaling $500,000) as payment for two (2) secured Notes totaling $500,000 mature on February 1, 2017 ($250,000) and March 1, 2017 ($250,000), bear interest at the rate of 1% per annum, are full recourse and additionally secured by 10,486,303 shares of Medical Marijuana, Inc. (Pink Sheets symbol: MJNA) and were valued at $858,828 based upon the closing price of MJNA on October 20, 2016. A debt discount was recorded related to beneficial conversion feature inn connection with this convertible note of $499,318, related to the beneficial conversion feature of the note to be amortized over the life of the note or until the note is converted or repaid. As of March 31, 2023 and December 31, 2022 respectively, this note has not been converted and the balance of secured convertible notes was $504,472 and $610,104, which included $4,472 and $110,104 accrued interest, respectively. See below for debt extinguishment treatment.

(1) & (2) On January 23, 2023, Creditor agreed to waive and forfeit all interest accrued on the Secured Notes through December 31, 2022, in the aggregate amount of $216,572. All prior defaults on the Secured Notes are hereby waived through the Effective Date, and the next interest payments due on each of the Secured Notes is extended from April 1, 2023, to July 1, 2023. In addition, the Conversion Price for each of the Secured Notes is hereby reduced from $0.2201 to $0.04. The Agreement served to modify and amend each of the Secured Notes as set forth above, in all other respects the terms of the Secured Notes remained in full force and effect. The Company determined that the debt modification including conversion feature added resulted in a debt extinguishment due to the change in the fair values exceeding 10% of the debt carrying value.

The Renegotiation of the above TL-66 notes was deemed to be a debt extinguishment resulting in Amortization of the remaining debt discount of $381,760 and recognition of the Beneficial conversion feature upon modification of $209,522. And a gain on conversion of $35,537 calculated by comparing fair value of new note to old note including accrued interest.

On June 7, 2021, the Company converted $500,000 of the Convertible Note with TL-66-LLC along with the accrued interest of $82,707 into 2,647,464 shares of the Company’s common stock at $0.2201 per share which resulted in a loss on extinguishment of debt of $1,535,264.

(3) On December 31, 2019, Sapphire Biotech, Inc. entered into a Convertible Note Purchase Agreement whereas the Company issued a convertible note with a face value of $190,000 with a compounding interest rate of 3% per annum, the interest shall be payable annually beginning on December 31, 2020 until the maturity date of December 31, 2034, at which time all principal and interest accrued thereon shall be due and payable. The Convertible Note is secured by substantially all the Company’s tangible and intangible assets. In addition, the Convertible Note includes various non-financial covenants including the Company may not enter into any agreement, arrangement or understanding of any kind that would result in a transaction, or series of transactions, that would result in the sale of 50% or more of the Company’s capital stock without the prior approval of the holder.

Upon issuance, the Convertible Note was convertible into shares of the Company’s common stock at $1.90 per share. At December 31, 2019, the Company determined that the Convertible Note contained a beneficial conversion feature for which a full discount was recorded on the Convertible Note. The fair market value of the Company’s common stock was based upon the estimated per share acquisition price per the pending acquisition of the Company. The discount of $190,000 will be amortized using the effective interest method and will be fully amortized by December 31, 2034.

On March 17, 2020, the Company entered into a Share Exchange Agreement (“Agreement”) with Sapphire Biotech, Inc., a Delaware corporation (“Sapphire”) and all of the Sapphire stockholders (collectively, the “Sapphire Stockholders”). Following the closing of the transaction, Sapphire will become a wholly owned subsidiary of AXIM. Under the terms of the Agreement, the Company intends to assume the convertible notes in the principal amounts of $190,000. After the acquisition, the Convertible Note was able to convert 6,000,000 shares of Axim’s common stock. Upon assumption of the note, the Company recorded a beneficial conversion feature of $190,000. As of March 31, 2023 and December 31, 2022, the balance of secured convertible note was $190,497 and $207,116, which included $497 and $17,116 accrued interest, respectively.

On January 27, 2023, Creditor agreed to waive and forfeit all interest accrued on the Sapphire Note through December 31, 2022, in the aggregate amount of $17,115 and to waive all prior defaults on the Sapphire Note through the Effective Date. This was not deemed to be a debt extinguishment. since the waiver of accrued interest was not deemed to produce a change in cash flow greater than 10%. The company recorded a gain on modification of $17,117 resulting from forgiveness of accrued interest.

(4) On January 27, 2022, Sapphire Bitotech entered into a debt exchange agreement (effective April 1 2022) whereas the company exchanged a convertible note with a balance of 367,931 including accrued interest for a new note charging interest at a rate of 3% per annum first interest payment due January 27, 2023 compounded monthly.  The maturity date is January 27, 2032.  Upon issuance was convertible into shares of the Company’s common stock  at a conversion price of $0.10 per share As of March 31, 2023 and December 31, 2022, the balance of secured convertible note was $370,697 and $378,193, which included $2,766 and $10,262 accrued interest, respectively. This was not deemed to be a debt extinguishment.

On January 23, 2023, Creditor agreed to waive and forfeit all interest accrued on the TL-66 Note through January 27, 2023, in the aggregate amount of $11,190, and to waive all prior defaults on the TL-66 Note through the Effective Date. This was not deemed to be a debt extinguishment since the waiver of accrued interest was not deemed to produce a change in cash flow greater than 10%. The company recorded a gain on modification of $11,190 resulting from forgiveness of accrued interest.

Convertible Note payable – related party (officer)

As of December 31, 2022, the Company owed to the Executive, for employment in his capacity as CEO of AXIM, $512,500 of unpaid salary which is overdue and payable immediately. Executive and AXIM desired to enter into this Agreement in order resolve the Amount Due in a way that preserves the Company's working capital and incentivizes and retains Executive. Executive agreed to Issuance of Convertible Note as Partial Satisfaction of the Amount Due. $250,000 of the Amount Due will be paid by issuing to Executive a convertible note, face value $250,000 (the "Convertible Note")   Executive agreed that he shall waive/forfeit $50,000 of the Amount Due, leaving a remaining balance after such waiver of $212,500 ($512,500 minus $250,000 for the Convertible Note = $262,500 minus $50,000 waiver = $212,500), which shall not be payable at any time prior to July 1, 2023, and that Executive shall have no right prior to July 1, 2023 to seek payment of the remaining balance of the Amount Due. Executive further agrees that if in the reasonable discretion of the Board of Directors full payment of the remaining balance of the Amount Due on July 1, 2023 ($212,500) is too burdensome for the Company's working capital position at that time, then Executive will either grant an additional 3-month extension for the payment of the remaining Amount Due or engage in good faith discussions with the Board in order to enter into a payment plan for the remaining Amount Due, or a combination of both.

Payment of Principal and Interest. From the date of this Convertible Note (the “Note” or “Convertible Note”), interest shall be payable annually on the basis of a three hundred sixty (360) day year and compounded on a yearly basis at a rate equal to Four Percent (4%) per annum (the “Interest Rate”).  Beginning on January 23, 2024 until the maturity date of January 23, 2033, at which time all principal and interest accrued thereon shall be due and payable. Upon issuance, the Convertible Note was convertible into shares of the Company’s common stock at $0.01 per share. At January 23, 2023, the modification date, the Company determined that the Convertible Note contained a beneficial conversion feature for which a full discount was recorded on the Convertible Note. The fair market value of the Company’s common stock was based upon the estimated per share acquisition price per the pending acquisition of the Company. The discount of $250,000 will be amortized using the effective interest method and will be fully amortized by January 23, 2033. This is a new note accounted for by recording the note at face value and a debt discount of $250,000 which will be amortized over the life of the note.

As of March 31, 2023 and December 31, 2022 the Balance due on the note was $251,861 and $-0- including accrued interest of $1,861 and $-0- respectively.

(5) Convertible Notes

Effective February 10, 2022, the Company issued seven convertible notes to a series of investors having an aggregate face value of $1,325,000 in exchange for $1,325,000 in cash (the “Convertible Notes”). One of the Convertible Notes, face value $25,000, was purchased by Blake N. Schroeder who is a director of the Company.

Each of the Convertible Notes is (i) unsecured; (ii) bears interest at a rate of 3% per annum; (iii) matures on February 10, 2032; and (iv) is convertible, in whole or in part, at any time by the holder, into restricted shares of the Company’s common stock at a conversion price equal to the lesser of $0.08125 or 70% of the average of the two lowest closing prices of the Company’s common stock in the ten trading days preceding any particular conversion, provided, the holder is prohibited from converting the convertible note, or portion thereof, if such conversion would result in beneficial ownership by the holder and its affiliates of more than 4.999% of Company’s issued and outstanding common stock as of the date of the conversion. A debt discount was recorded related to beneficial conversion feature in connection with this convertible note of $1,325,000, which to be amortized over the life of the note or until the note is converted or repaid. During the year ended December 31, 2022, $175,000 of the note and accrued interest of $2,840 was retired and converted to 5,665,636 common shares valued at $349,535 and as a result recognized a loss on extinguishment of $111,807, including cancellation of balance debt discount of $167,571 and a gain due to cancellation of derivative liabilities as of date of settlement of $227,459  During the three months ended March 31, 2023, $350,000 of the note and accrued interest of $30,858 was retired and converted to 22,207,486 common shares valued at $688,432 and as a result of the debt modification the company recognized a loss on extinguishment of $626,414, including cancellation of balance debt discount of $318,840 and a loss on issuance of the shares of $307,574 and a gain due to cancellation of derivative liabilities as of date of settlement of $624,490. As of March 31, 2023 and December 31, 2022,  respectively, the principal and accrued interest balances were $806,834 and $1,180,492 respectively, which include accrued interest of $6,834 and $30,492, respectively.

During the three months ended March 31, 2023 and 2022 respectively, the Company amortized the debt discount on all the notes of $35,172 and $35,591, respectively. As of March 31, 2023 and December 31, 2022, unamortized debt discount was $1,307,185 and $1,895,035, respectively.

Debt Obligations - 2022

Effective February 10, 2022, The Company issued the following debt obligations in exchange for cash. A portion of the funds received by the Company were used to pay off the GS Capital Partners, LLC note, as discussed below.

Short Term Promissory Notes

Effective February 10, 2022, the Company issued two short term notes, each having a face amount of $250,000, in exchange for a total of $500,000 in cash (the “Short Term Promissory Notes”). The Short Term Promissory Notes bear interest at the rate of 1.5% per annum and were due and payable on or before March 10, 2022, unless demand for payment is made prior to such date. Both the notes were paid in full in February 2022.

NOTE 11: CONVERTIBLE NOTES PAYABLE

The following table summarizes convertible note payable of related party as of December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Convertible note payable, due on November 1, 2026, interest at 3.5% p.a.	$4,000,000	$4,000,000
Accrued interest	261,537	299,037
Convertible note payable, net	$4,261,537	$4,299,037

The interest on this note is payable bi-annually every May 1 and November 1.

In 2020 the Company was authorized to apply the accounts receivable of $75,074 due from Kannaway towards its accrued interest.

On May 1, 2020, the Company agreed to modify its existing convertible note with a principal balance of $4 million, 3.5% interest rate convertible note with the current holder of that note. There were two changes to the existing agreement – (a) the conversion price was reduced from the $1.50 conversion price in the original Note to $0.25 cents in the modified Note and (b) the term of the note was extended from the original maturity date of November 1, 2021, to November 1, 2026. The Company’s stock closed trading on the day of the modification at $0.13 per share. The amendment of this convertible Note was also evaluated under ASC Topic 470-50-40, ”Debt Modifications and Extinguishments.” Based on the guidance, the instruments were determined to be substantially different due to the change in the conversion price being substantial, and debt extinguishment accounting was applied. The fair value of the modified convertible note was not different than the carrying value of the original note as such no extinguishment loss was recorded, The Note prior to the amendment of approximately $4 million, and the fair value of the Note and embedded derivatives after the amendment of approximately $4 million. There were no unamortized debt issuance costs and the debt discount associated with the original 2018 Note.

For the years ended December 31, 2022 and 2021, interest expense was $140,000 and $140,389, respectively.

As of December 31, 2022 and 2021, the balance of secured convertible note was $4,261,537 and $4,299,037 which included $261,537 and $299,037 accrued interest, respectively.

The following table summarizes convertible note payable as of December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Convertible note payable, due on October 1, 2029, interest at 3.5% p.a.	$484,478	$484,478
Convertible Note Payable, due on October 1, 2022, interest at 6% p.a.	-	1,110,000
Convertible note payable, due on October 1, 2029, interest at 3.5% p.a.	500,000	500,000
Convertible note payable, due on December 31, 2034, interest at 3% p.a.	190,000	190,000
Convertible Note payable due January 27, 2032 interest at 3% p.a.	367,931	-
Convertible note payable, due on February 10, 2032, interest at 3.0% p.a.	1,150,000	-
Accrued interest (The accrued interest and principal are both included in the captions titled “convertible note payable” in the balance sheet)	274,442	209,685
Total	2,966,851	2,494,163
Less: unamortized debt discount/finance premium costs	(1,583,435)	(605,640)
Convertible note payable, net	$1,383,416	$1,888,523

On September 16, 2016, we entered into a convertible note purchase agreement (the “Convertible Note Purchase Agreement” or “Agreement”) with a third-party investor. Under the terms of the Convertible Note Purchase Agreement the investor may acquire up to $5,000,000 of convertible notes from the Company. With various closings, under terms acceptable to the Company and the investor as of the time of each closing. Pursuant to the Agreement, on September 16, 2016 the investor provided the Company with $850,000 secured convertible note financing pursuant to four (4) Secured Convertible Promissory Notes (the “Notes”). Each of the Notes matures on October 1, 2029, and pay 3.5% compounded interest paid bi-annually. The Note are secured by the assets of the Company, may not be pre-paid without the consent of the holder, and are convertible at the option of the holder into shares of the Company common stock at a conversion price equal to $0.2201 per share.

As of December 31, 2022 and 2021, the balance of secured convertible notes was $590,945 and $573,612, which included $106,467 and $89,134 accrued interest, respectively.

On September 27, 2021 the Company entered into convertible note purchase agreement with GS Capital LLC in the amount of $1,110,000. The note had an original issue discount of $100,000. It bears interest at a rate of 6% and matures October 1. The note is convertible to free trading shares six months after issuance at a conversion price of $0.25 per share subject to a 10-day look back period at time of conversion if the stock is trading at less than $0.25 for more than 5 days then the conversion price will be a 30 percent discount to the average of the two lowest closing prices within the 10 day look back period. On February 10, 2022, the Company paid in full the remaining balance due on that certain convertible note issued to GS Capital Partners, LLC, face value $1,110,000 (as amended, the “GS Note”). In connection with the repayment, the Company was required to pay accrued interest in the amount of $21,863, by issuing 173,390 restricted shares of the Company’s common stock pursuant to the formula set forth in the GS Note. The shares were issued February 22, 2022 and valued at the closing price on that date at $0.19 per shares which was valued at $32,944 for the accrued interest of $21,863 and the balance $11,081 was recorded as loss on conversion under loss on extinguishment of debt in statement of operation. Also the Company paid $133,200 as penalty for early repayment recorded under interest expenses in statement of operation. As of December 31, 2022 and 2021, the balance of this convertible note was $0 and $1,126,919, which included $0 and $16,919 accrued interest; respectively.

On October 20, 2016 a third-party investor provided the Company with $1,000,000 secured convertible note financing pursuant to three (3) Secured Convertible Promissory Notes (the “Notes”). Each of the Notes mature on October 1, 2029 and pay 3.5% compounded interest paid bi-annually. The Notes are secured by the assets of the Company, may not be pre-paid without the consent of the holder, and are convertible at the option of the holder into shares of the Company’s common stock at a fixed conversion price equal of $0.2201 per share. The investor paid cash of $500,000 for one of the Notes and issued to the Company two (2) secured promissory notes of $250,000 each for two (2) Convertible Notes of $250,000 each. The two secured promissory notes issued by the investor (totaling $500,000) as payment for two (2) secured Notes totaling $500,000 mature on February 1, 2017 ($250,000) and March 1, 2017 ($250,000), bear interest at the rate of 1% per annum, are full recourse and additionally secured by 10,486,303 shares of Medical Marijuana, Inc. (Pink Sheets symbol: MJNA) and were valued at $858,828 based upon the closing price of MJNA on October 20, 2016. A debt discount was recorded related to beneficial conversion feature in connection with this convertible note of $499,318, related to the beneficial conversion feature of the note to be amortized over the life of the note or until the note is converted or repaid. As of December 31, 2022 and 2021, this note has not been converted and the balance of secured convertible notes was $610,104 and $592,915, which included $110,104 and $92,915 accrued interest, respectively.

On June 7, 2021 the Company converted $500,000 of the Convertible Note with TL-66-LLC along with the accrued interest of $82,707 into 2,647,464 shares of the Company’s common stock at $0.2201 per share which resulted in a loss on extinguishment of debt of $1,535,264.

On December 31, 2019, Sapphire Biotech, Inc. entered into a Convertible Note Purchase Agreement whereas the Company issued a convertible note with a face value of $190,000 with a compounding interest rate of 3% per annum, the interest shall be payable annually beginning on December 31, 2020 until the maturity date of December 31, 2034, at which time all principal and interest accrued thereon shall be due and payable. The Convertible Note is secured by substantially all the Company’s tangible and intangible assets. In addition, the Convertible Note includes various non-financial covenants including the Company may not enter into any agreement, arrangement or understanding of any kind that would result in a transaction, or series of transactions, that would result in the sale of 50% or more of the Company’s capital stock without the prior approval of the holder.

Upon issuance, the Convertible Note was convertible into shares of the Company’s common stock at $1.90 per share. At December 31, 2019, the Company determined that the Convertible Note contained a beneficial conversion feature for which a full discount was recorded on the Convertible Note. The fair market value of the Company’s common stock was based upon the estimated per share acquisition price per the pending acquisition of the Company. The discount of $190,000 will be amortized using the effective interest method and will be fully amortized by December 31, 2034.

On March 17, 2020 the Company entered into a Share Exchange Agreement (“Agreement”) with Sapphire Biotech, Inc., a Delaware corporation (“Sapphire”) and all of the Sapphire stockholders (collectively, the “Sapphire Stockholders”). Following the closing of the transaction, Sapphire will become a wholly owned subsidiary of AXIM. Under the terms of the Agreement, the Company intends to assume the convertible notes in the principal amounts of $190,000. After the acquisition, the Convertible Note was able to convert 6,000,000 shares of Axim’s common stock. Upon assumption of the note, the Company recorded a beneficial conversion feature of $190,000. As of December 31, 2022 and 2021, the balance of secured convertible note was $207,116 and $201,416, which included $17,116 and $11,416 accrued interest, respectively.

On July 21, 2020 the Company entered into convertible note purchase agreement with Cross & Company, the Company owed to Cross & Company $609,835 of aggregated payments and desired to satisfy the amount due in full by issuing to Cross & Company a convertible promissory note. The convertible note matures on July 21, 2032 and incurred 3.5% compounded interest paid annually. The Note are secured by the assets of the Company, may not be pre-paid without the consent of the holder, and are convertible at the option of the holder into shares of the Company common stock at a conversion price equal to $0.37. Notwithstanding the foregoing, holder shall not be permitted to convert the note, or portion thereof, if such conversion would result in beneficial ownership by holder and its affiliates of more than 4.9% of the debtor’s outstanding common stock as of the date of conversion. The Company determined that that the conversion of the amounts due into a long-term convertible note resulted in a debt extinguishment due to the change in the fair values exceeding 10%. Accordingly, the loss of $823,497 was included in the statement of operations as loss on debt extinguishment. As of December 31, 2022 and 2021, the balance of secured convertible note was $0 and $0, which included $0 and $0 accrued interest respectively.

The note was converted to 1,725,439 shares which included accrued interest at time of conversion of $28,578 common stock on November 24, 2021 at which time the company recorded loss on conversion expense of $51,763.

On December 31, 2019, Sapphire Biotech, Inc. had entered into a Debt Exchange Agreement whereas the Company assumed three (3) loans totaling $128,375 of Debt owned by Sapphire Diagnostics, LLC which had an interest rate of 6% per annum. In the same Debt Exchange Agreement, the Company assumed four (4) additional loans made to Sapphire in 2019, which had an interest rate of 6% per annum. All seven (7) loans totaling $310,000, plus the aggregate interest accrued thereon of $14,218 making the face value of the new note $324,218. As of December 31, 2022 and 2021 respectively, the principal and accrued interest balances were $378,194 and $0 respectively, which include accrued interest of $10,263 and $0, respectively. The note was refinanced January 27, 2022. With an effective date of April 01, 2022. The Note is convertible into Axim common shares at a strike price of $0.1075 per share. The interest rate is 3% compounded monthly. The note is due January 27, 2032. As a result of the beneficial conversion the company recognized a loss of $154,292 during the year ended December 31, 2022.

Debt Obligations

Effective February 10, 2022, The Company issued the following debt obligations in exchange for cash. A portion of the funds received by the Company were used to pay off the GS Capital Partners, LLC note, as discussed below.

Short Term Promissory Notes

Effective February 10, 2022, the Company issued two short term notes, each having a face amount of $250,000, in exchange for a total of $500,000 in cash (the “Short Term Promissory Notes”). The Short Term Promissory Notes bear interest at the rate of 1.5% per annum and were due and payable on or before March 10, 2022, unless demand for payment is made prior to such date. Both the notes were paid in full in February 2022.

Convertible Notes

Effective February 10, 2022, the Company issued seven convertible notes to a series of investors having an aggregate face value of $1,325,000 in exchange for $1,325,000 in cash (the “Convertible Notes”). One of the Convertible Notes, face value $25,000, was purchased by a director of the Company.

Each of the Convertible Notes is (i) unsecured; (ii) bears interest at a rate of 3% per annum; (iii) matures on February 10, 2032; and (iv) is convertible, in whole or in part, at any time by the holder, into restricted shares of the Company’s common stock at a conversion price equal to the lesser of $0.08125 or 70% of the average of the two lowest closing prices of the Company’s common stock in the ten trading days preceding any particular conversion, provided, the holder is prohibited from converting the convertible note, or portion thereof, if such conversion would result in beneficial ownership by the holder and its affiliates of more than 4.999% of Company’s issued and outstanding common stock as of the date of the conversion. A debt discount was recorded related to beneficial conversion feature in connection with this convertible note of $1,325,000, which to be amortized over the life of the note or until the note is converted or repaid. During the year ended December 31, 2022, $175,000 of the note and accrued interest of $2,840 was retired and converted to 5,665,636 common shares valued at $349,535 and as a result recognized a loss on extinguishment of $111,807, including cancellation of balance debt discount of $167,571 and a gain due to cancellation of derivative liabilities as of date of settlement of $227,459. As of December 31, 2022 and 2021 respectively, the principal and accrued interest balances were $1,180,492 and $0 respectively, which include accrued interest of $30,492 and $0, respectively.

During the years December 31, 2022 and 2021, the Company amortized the debt discount on all the notes of $178,962 and $238,033, respectively. As of December 31, 2022 and 2021, unamortized debt discount was $1,583,435 and $605,639, respectively.